Non-Controlling Interests (Details) - Schedule of Material Non-Controlling Interests	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)	Jun. 30, 2024 USD ($)
Schedule of Material Non-Controlling Interests [Line Items]
Carrying amount of NCI (RM)	RM 400		RM 94,158	RM 342,343	$ 85
Profit allocated to NCI (RM)	310,846	$ 65,829	1,702,468	(199,479)
Total comprehensive income/(loss) allocated to NCI (RM)	RM 310,846	$ 65,829	RM 1,702,468	RM (199,479)
ARB Robotic Group [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)				5.00%
Carrying amount of NCI (RM)				RM 235,433
Profit allocated to NCI (RM)			1,716,222	235,648
Total comprehensive income/(loss) allocated to NCI (RM)			RM 1,716,222	RM 235,648
ARB WMS [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)			49.00%	49.00%
Carrying amount of NCI (RM)			RM 105,068	RM 103,372
Profit allocated to NCI (RM)	(1,775)		1,695	(36,587)
Total comprehensive income/(loss) allocated to NCI (RM)	RM (1,775)		RM 1,695	RM (36,587)
ARB Distribution [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)			49.00%	49.00%
Carrying amount of NCI (RM)			RM (12,310)	RM 3,138
Profit allocated to NCI (RM)	312,621		(15,448)	(201,809)
Total comprehensive income/(loss) allocated to NCI (RM)	RM 312,621		RM (15,448)	RM (201,809)
Other individually immaterial subsidiaries [Member]
Schedule of Material Non-Controlling Interests [Line Items]
NCI percentage of ownership interest and voting interest (%)
Carrying amount of NCI (RM)	RM 400		RM 1,400	RM 400
Profit allocated to NCI (RM)			(1)	(196,731)
Total comprehensive income/(loss) allocated to NCI (RM)			RM (1)	RM (196,731)